INTERIM CONDENSED CONSOLIDATED STATEMENT OF FINANCIAL POSITION - USD ($) $ in Millions		Jun. 30, 2026	Dec. 31, 2025
Non-current assets
Property and equipment		$ 3,928	$ 3,757
Intangible assets		1,884	1,549
Non-current		84	144
Deferred tax assets		446	418
Loans to customers	[1]	53	31
Other assets	[1]	169	203
Total non-current assets		6,564	6,102
Current assets
Inventories		32	32
Trade and other receivables *	[1]	331	266
Current		496	489
Current income tax assets		53	43
Loans to customers	[1]	374	335
Other assets		226	216
Cash and cash equivalents		2,193	1,732
Total current assets		3,705	3,113
Total assets		10,269	9,215
Equity
Equity attributable to equity owners of the parent		1,513	1,340
Non-controlling interest		408	294
Total equity		1,921	1,634
Non-current liabilities
Debt and derivatives		4,417	4,043
Provisions		43	43
Deferred tax liabilities		43	41
Other liabilities		16	18
Total non-current liabilities		4,519	4,145
Current liabilities
Trade and other payables		1,716	1,442
Debt and derivatives		1,436	1,102
Provisions		77	261
Current income tax payables		95	88
Other liabilities		505	539
Total current liabilities		3,829	3,432
Liabilities associated with assets held for sale		0	4
Total equity and liabilities		$ 10,269	$ 9,215

[1]	Certain prior period comparatives have been reclassified to conform with the current year presentation.